Schedule of geographic revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 9,926,519	$ 17,563,985	$ 23,777,952
Non current assets	1,257,628	1,146,227
Taiwan Country [member]
IfrsStatementLineItems [Line Items]
Revenue	106,990	87,641
Non current assets	914,736	813,261
China Country [member]
IfrsStatementLineItems [Line Items]
Revenue	181,233
Non current assets
Other Country [member]
IfrsStatementLineItems [Line Items]
Revenue	9,638,296	17,476,344
Non current assets	$ 342,892	$ 332,966